Pension and severance plans (Details 16)	Mar. 31, 2015	Mar. 31, 2014
Debt securities, Pooled funds, Japanese bonds
Pension and severance plans
Percentage of pooled funds	65.00%	68.00%
Debt securities, Pooled funds, foreign bonds
Pension and severance plans
Percentage of pooled funds	35.00%	32.00%
Other assets, Pooled funds, Japanese equities
Pension and severance plans
Percentage of pooled funds	4.00%	7.00%
Other assets, Pooled funds, foreign equities
Pension and severance plans
Percentage of pooled funds	28.00%	31.00%
Other assets, Pooled funds, Japanese bonds
Pension and severance plans
Percentage of pooled funds	7.00%	6.00%
Other assets, Pooled funds, foreign bonds
Pension and severance plans
Percentage of pooled funds	47.00%	37.00%